Recent accounting pronouncements (Policies)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Basis of presentation
Basis of presentation
The Consolidated Financial Statements are presented in accordance with generally accepted accounting principles in the United States of America ("US GAAP"). The amounts are presented in United States dollar ("US dollar", "$" or "US$") rounded to the nearest million, unless otherwise stated. They include the financial statements of Seadrill Limited and its consolidated subsidiaries.
The accompanying unaudited interim financial statements, in the opinion of management, include all material adjustments that are considered necessary for a fair statement of the Company’s financial statements in accordance with generally accepted accounting principles in the United States of America. The accompanying unaudited interim condensed Consolidated Financial Statements do not include all of the disclosures required in complete annual financial statements. These financial statements should be read in conjunction with our 2023 20-F.
The financial information in this report has been prepared on the basis that we will continue as a going concern, which presumes that we will be able to realize our assets and discharge our liabilities in the normal course of business as they come due.

Reclassifications
Reclassifications
Effective in the first quarter of 2024, we have classified reimbursable revenues and expenses associated with joint ventures as "Reimbursable revenues" and "Reimbursable expenses", respectively, in order to enhance the presentation of the arrangements and to reflect the underlying nature of these transactions. To conform to current period presentation, $5 million of "Management contract revenues" and "Management contract expenses" for the three months ended June 30, 2023, and $8 million of "Management contract revenues" and "Management contract expenses" for the six months ended June 30, 2023, have been reclassified to "Reimbursable revenues" and "Reimbursable expenses", respectively.
Effective in the second quarter of 2024, we have classified revenues from our bareboat charter agreements as "Leasing revenues", in order to enhance the presentation of the arrangements. To conform to the current period presentation, $7 million and $14 million of "Other revenues" for the three and six months ended June 30, 2023, respectively, have been reclassified to "Leasing revenues".

Significant accounting policies and recently issued accounting standards
Significant accounting policies
The accounting policies adopted in the preparation of the unaudited interim financial statements as of and for the three and six months ended June 30, 2024 are consistent with those followed in the preparation of our annual audited Consolidated Financial Statements for the year ended December 31, 2023.
Recently issued accounting standards
There are currently no accounting standard updates issued since the reporting date of our 2023 20-F that are expected to materially affect our Consolidated Financial Statements and related disclosures in future periods.

Credit risk and Concentration of risk
Credit risk
We have financial assets, including cash and cash equivalents, accounts receivable, related party receivables, and other receivables. These assets expose us to credit risk arising from possible default by the counterparty. Most of the counterparties are creditworthy financial institutions or large oil and gas companies. We do not expect any significant loss to result from non-performance by such counterparties. We do not typically demand collateral in the normal course of business.
Concentration of risk
There is a concentration of credit risk with respect to cash and cash equivalents to the extent that most of the amounts are carried with Citibank, DNB, and JP Morgan. We consider these risks to be remote, but, from time to time, we utilize instruments such as money market deposits to manage concentration of risk with respect to cash and cash equivalents. We also have a concentration of risk with respect to customers, including affiliated companies. For details on the customers with greater than 10% of contract revenues, refer to Note 3 – "Revenue from contracts with customers". For details on amounts due from affiliated companies, refer to Note 13 - "Related party transactions".

Foreign exchange risk
Foreign exchange risk
It is customary in the oil and gas industry that a majority of our revenues and expenses are denominated in U.S. dollars, which is the functional currency of our subsidiaries and equity method investees. However, a portion of the revenues and expenses of certain of our subsidiaries and equity method investees are denominated in other currencies. We are therefore exposed to foreign exchange gains and losses that may arise on the revaluation or settlement of monetary balances denominated in foreign currencies.
Our foreign exchange exposures primarily relate to cash and working capital balances denominated in foreign currencies. We do not expect these exposures to cause a significant amount of fluctuation in net income and do not currently hedge them. The effect of fluctuations in currency exchange rates arising from our international operations has not had a material impact on our overall operating results.
Interest rate risk	Interest rate risk The majority of our debt portfolio is on a fixed interest rate. Please refer to Note 9 – "Debt" for further details.